SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Oct. 11, 2022	Jan. 31, 2023
Senior Secured Promissory Notes [Member]
Value of acquisition	$ 50,000,000,000.00
Outstanding on the Revolving Line	21,027,780,000
Payments in preferred stock	$ 1,201,602,000,000
Exchange of shares of preferred stock	12,017
Exchange of shares of common stock	8,585,575
Purchase an aggregate shares of common stock	186,136,207
Purchase price	$ 0.012463
Subsequent Event Member | Preferred Stock Series B Member
Conversion of preferred stock		2,023